Income taxes - Reconciliation of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reconciliation between the income tax expenses
Computed expected tax at different rates of subsidiaries	$ (10,596)	$ (10,533)	$ (7,955)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	336	(446)	(674)
Accrued tax claims	(70)	(353)	(100)
Excess tax benefit on SOP	1,411
Exchange difference	484	(102)	(519)
Tax loss carry-forwards	(85)	(674)	(748)
Benefit from a change in tax position	655		168
Total income tax expense	$ (7,865)	$ (12,108)	$ (9,828)